Accounting Principles - Foreign currency transactions and Segment information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Principles
Amount of expenses denominated in foreign currency	€ 46.8	€ 15.9	€ 13.5
Foreign currency expenses as a percentage of operating expenses	37.00%	21.00%	21.00%